Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
Borrowings

(9)                     Borrowings

(a)                      Current

Short-term borrowings and current installments of long-term debt consist of the following:

	Year ended December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed by bank deposits	900,890	391,448	62,832
Guaranteed by related parties	3,197,817	3,448,503	553,523
Guaranteed by property, plant and equipment	475,245	773,248	124,115
Guaranteed by accounts receivable	12,978	—	—
Unsecured loans	1,911,687	1,397,292	224,281
Current portion of long-term debt (note b)	1,726,459	1,515,524	243,258
Total short-term borrowings and current portion of long-term debt	8,225,076	7,526,015	1,208,009

Short-term borrowings outstanding (including the current portion of long-term debt) as of December 31, 2011 and 2012 bore a weighted average interest rate of 6.23% and 5.93% per annum, respectively. All short-term borrowings mature and expire at various times within one year.  These facilities contain no specific renewal terms.  The Company has traditionally negotiated renewal of certain facilities shortly before they mature.

b)                          Non-current

	Year ended December 31,
	2011	2012
	RMB	RMB	US$
Long-term bank debt:
Secured loans from China Development Bank	283,541	3,390,651	544,237
Unsecured loans	1,300,000	300,000	48,152
Guaranteed by related parties	1,312,225	549,710	88,235
Secured by multiple assets	2,183,167	1,271,849	204,146
Borrowings from other third parties:
Guaranteed by property, plant and equipment	99,425	79,770	12,804
	5,178,358	5,591,980	897,574
Less: current portion	(1,726,459)	(1,515,524)	(243,258)
Total long-term borrowings	3,451,899	4,076,456	654,316

In September 2008, Tianwei Yingli entered into a five-year loan of US$75,000 at an interest rate of 6-month LIBOR plus 3% per annum with a European banking consortium. The loan is unsecured, guaranteed by Yingli Green Energy and repayable in semi-annual installment of US$9,375 starting from March 15, 2010.

Under its debt agreement, the Company is required to maintain certain financial ratios, including current ratio and net debt to earnings before income taxes, depreciation and amortization ratio. Further, the debt agreements contain restrictions on transfers of assets, loans and contributions over RMB 20,000 to the borrower’s subsidiaries and the sales, transfer or disposal of any assets over RMB 300,000.

In December 2011, the Company entered into an amendment to the aforementioned agreement, under which the remaining balance of the bank loan has been fully repaid in March 2012.

In December 2008, Yingli China entered into an eight-year US$70,000 loan agreement at an interest rate of 6-month LIBOR plus 6% per annum with China Development Bank. The loan is guaranteed by Tianwei Yingli and Mr. Liansheng Miao, the Company’s chairman and CEO, and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of US$8,000 for the first two years and US$9,000 for the remaining six years, respectively, commencing in December 2009.

In May 2010, Tianwei Yingli entered into a three-year US$20,000 loan agreement at an interest rate of 12-month LIBOR plus 1.7% per annum with Luso International Banking Ltd.  The loan is secured by Yingli Green Energy and repayable upon maturity.

In May 2010, Yingli Hainan entered into a five-year RMB 180,000 loan agreement at an interest rate of 5.76% per annum with Industrial and Commercial Bank of China Limited. The loan is guaranteed by Yingli Green Energy and repayable in semi-annual installment of RMB 20,000 starting from August 2011.

In June 2010, Yingli Hainan entered into a five-year RMB 220,000 loan agreement at a floating interest rate of the five-year Renminbi benchmark loan rates as published by the People’s Bank of China plus an additional surcharge of 2.5% per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Green Energy and repayable in an annual installment of RMB 55,000 starting from June 2011.

In July 2010, Yingli China entered into a five-year RMB 500,000 loan agreement at an interest rate of the five-year Renminbi benchmark loan rates per annum with Bank of Communications Co., Ltd. The loan is guaranteed by Yingli Group and Yingli Green Energy and secured by Yingli China’s property, plant and equipment.  The loan is repayable in annual installment of RMB 70,000, RMB 140,000, RMB 170,000 and RMB 120,000 in 2011, 2012, 2013 and 2014, respectively.

In August 2010, Tianwei Yingli entered into a two-year RMB 1,000,000 loan agreement at an interest rate applicable to the Export Seller’s Credit which is renewed quarterly with the Export-Import Bank of China. The loan was fully repaid in 2012.

In February 2011, Yingli Hainan entered into a five-year RMB 400,000 loan agreement with China Merchants Bank at an interest rate of the five-year Renminbi benchmark loan rate per annum. As of December 31, 2012, the Company withdrew RMB 368,000 under this agreement. The loan is guaranteed by Yingli Hainan’s property, plant and equipment.

In March 2011, Yingli China entered into a 45-month RMB 1,000,000 loan agreement with Bank of Communications Co., Ltd. at an interest rate of three- to five- year Renminbi benchmark loan rate plus an additional surcharge of 10% of the interest rate per annum. As of December 31, 2012, the Company withdrew RMB 367,480 under this agreement. The loan is guaranteed by property, plant and equipment.

In May 2011, Yingli China entered into a 42-month RMB 1,160,000 loan agreement with Bank of China and China Citic Bank at an interest rate of three-five year Renminbi benchmark loan rate plus an additional surcharge of 5% of the interest rate per annum. As of December 31, 2012, the Company withdrew RMB 481,000 under this agreement. The loan is guaranteed by Yingli Green Energy and Yingli Group.

In October 2011, Tianjin Yingli New Energy Resources Co., Ltd. (“Tianjin Yingli”) borrowed an eight-year RMB 350,000 loan from China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum and an eight-year US$ 100,000 loan from China Development Bank at an interest rate of 6-month LIBOR plus 520 basis points per annum. The loan is guaranteed by property, plant and equipment.

In October 2011,  Hengshui Yingli New Energy Resources Co., Ltd. (“Hengshui Yingli”) entered into an eight-year RMB 311,505 (US$50,000) loan agreement with China Development Bank at an interest of 6.31% per annum and subject to adjustment annually. The loan is guaranteed by property, plant and equipment. As of December 31, 2012, the Company withdrew RMB 295,419 (US$47,418).

In November 2011, Yingli Hainan entered into an eight-year RMB 900,000 loan agreement with China Development Bank at an interest rate of five-year Renminbi benchmark loan rate per annum. As of December 31, 2012, the Company withdrew RMB 900,000 (US$142,996) under this agreement. The loan is guaranteed by property, plant and equipment.

In March 2012, Hainan Yingli entered into a seven-year RMB 735,704 (US$117,000) loan agreement with China Development Bank at an interest of three-month LIBOR plus 590 basis points per annum. As of December 31, 2012, the Company withdrew RMB 735,704 (US$117,000) under this agreement. The loan is guaranteed by property, plant and equipment.

In May 2012, Hengshui Yingli entered into an eight-year RMB 255,000 (US$40,930) loan agreement with China Development Bank at an interest of 7.76% per annum and subject to adjustment annually. The loan is guaranteed by Yingli China. As of December 31, 2012, the Company withdrew RMB 255,000 (US$40,930) under this agreement.

Future principal payments under the above long-term borrowings as of December 31, 2012 are as follows

Year ending December 31,	RMB	US$
2013	1,515,524	243,258
2014	1,096,174	175,948
2015	932,958	149,750
2016	716,015	114,928
2017	529,617	85,009
Thereafter	801,692	128,681
Total	5,591,980	897,574

As of December 31, 2012, the Company has unused lines of credit of RMB 3,506 million (US$563 million) with remaining terms less than 12 months and RMB 2,395 million (US$384 million) with remaining terms beyond 12 months.